DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Values of the Company's Financial Instruments

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$271,097	$271,097	$257,868	$257,868
Restricted cash	$6,011	$6,011	$24,704	$24,704
Accounts receivable, net	$82,902	$82,902	$85,721	$85,721
Investments in available-for-sale-securities	$17,474	$17,474	$559	$559
Forward Freight Agreements, net	$—	$—	$1,275	$1,275
Loan receivable from affiliate company	$—	$—	$35,000	$35,000
Long-term receivable from affiliate companies	$35,290	$35,290	$57,701	$57,701
Accounts payable	$(83,943)	$(83,943)	$(63,921)	$(63,921)
Capital lease obligations, including current portion	$(24,450)	$(24,450)	$(25,112)	$(25,112)
Senior and ship mortgage notes including premium and net of discount	$(1,127,714)	$(1,153,428)	$(1,034,141)	$(973,940)
Long-term debt, including current portion	$(291,014)	$(291,014)	$(324,071)	$(324,071)

Fair Value Measurements on a recurring basis

	Fair Value Measurements as of June 30, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available for sale securities	$17,474	$17,474	$—	—
Total	$17,474	$17,474	$—	$—

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

Fair Value Measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$271,097	$271,097	$—	$—
Restricted cash	$6,011	$6,011	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(1,153,428)	$(1,153,428)	$—	$—
Capital lease obligations, including current portion(1)	$(24,450)	$—	$(24,450)	$—
Long-term debt, including current portion(1)	$(291,014)	$—	$(291,014)	$—
Long-term receivable from affiliate companies(2)	$35,290	$—	$35,290	$—

	Fair Value Measurements at December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Long-term receivable from affiliate companies(2)	$57,701	$—	$57,701	$—

(1)   The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2)   The fair value of the Company's loan receivable from affiliate company and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.